Unaudited Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 2,245,585	¥ 15,236,520	¥ 15,366,737
Cost of revenues	(1,853,266)	(12,574,597)	(20,414,316)
Gross (loss)/profit	392,319	2,661,923	(5,047,579)
Operating expenses:
General and administrative expenses	(1,838,237)	(12,472,624)	(9,569,133)
Selling and marketing expenses	(71,200)	(483,096)	(417,072)
Total operating expenses	(1,909,437)	(12,955,720)	(9,986,205)
Operating loss	(1,517,118)	(10,293,797)	(15,033,784)
Interest expense	(249,841)	(1,695,194)	(1,774,023)
Impairment loss on Investments	(224,726)	(1,524,788)
Interest income	1,386	9,401	20,586
Other income, net	308,663	2,094,312	768,867
Loss before income tax expense	(1,681,636)	(11,410,066)	(16,018,354)
Income tax expenses			(39,950)
Net loss	(1,681,636)	(11,410,066)	(16,058,304)
Other comprehensive expenses:
Foreign currency translation adjustment, net of nil tax	(2,059)	(13,968)	(1,565,784)
Comprehensive loss	$ (1,683,695)	¥ (11,424,034)	¥ (17,624,088)
Loss per ordinary share basic | (per share)		¥ (0.01)	¥ (0.01)
Loss per ordinary share diluted | (per share)		¥ (0.01)	¥ (0.01)
—Basic and diluted
Weighted average number of ordinary shares outstanding, Basic (in Shares)	1,916,667,000	1,916,667,000	1,866,667,000
Weighted average number of ordinary shares outstanding, Diluted (in Shares)	1,916,667,000	1,916,667,000	1,866,667,000
Revenue from third parties
Net revenues:
Total net revenues	$ 2,231,689	¥ 15,142,234	¥ 15,178,166
Revenue from a related party
Net revenues:
Total net revenues	$ 13,896	¥ 94,286	¥ 188,571